Leases - Supplemental balance sheet information related to operating leases (Details)	Dec. 31, 2021 USD ($)
Leases
Right-of-use assets, net	$ 313,172
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Finance Lease, Right-of-Use Asset, after Accumulated Amortization
Operating lease liabilities - current	$ 115,330
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities - current
Operating lease liabilities - non-current	$ 223,291
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Finance Lease, Liability, Noncurrent
Total operating lease liabilities	$ 338,621
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total operating lease liabilities